UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
	    WASHINGTON, D.C. 20549
		  --------

		 FORM N-CSR
		  --------

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER 811-2981

FIRST INVESTORS SPECIAL BOND FUND, INC.
(Exact name of registrant as specified in charter)

95 Wall Street
New York, NY 10005
(Address of principal executive offices)   (Zip code)

Joseph I. Benedek
First Investors Management Company, Inc.
Raritan Plaza I
Edison, NJ 08837-3620
1-732-855-2712
(Name and address of agent for service)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:
1-212-858-8000

DATE OF FISCAL YEAR END:  DECEMBER 31, 2005

DATE OF REPORTING PERIOD:  JUNE 30, 2005

Item 1.  Reports to Stockholders

		The Semi-Annual Report to Stockholders follows


[Logo: "FIRST INVESTORS"]

First Investors
Special Bond Fund, Inc.

Semi-annual Report
June 30, 2005

[Logo: "FIRST INVESTORS FINANCIAL NETWORK"]

Bond Market Overview
FIRST INVESTORS SPECIAL BOND FUND, INC.


Dear Investor:

We are pleased to present this Bond Market Overview for the First Investors Special Bond Fund, Inc. for the six-month period ended June 30, 2005.

Economic growth moderated very slightly during the reporting period in response to higher oil prices and an inventory correction in the manufacturing sector. First quarter gross domestic product rose 3.8% and the second quarter's growth rate is estimated to be similar. The unemployment rate declined from 5.4% to 5%. Reflecting high levels of productivity and global competition, inflation declined, as measured by the consumer price index, from a 3.3% annual rate at the end of 2004 to 2.5%. Excluding the volatile food and energy sectors, the consumer price index was even lower at 2%.

The Federal Reserve ("the Fed") continued to tighten monetary policy at a measured pace, raising the benchmark federal funds rate four times from 2-1/4% to 3-1/4%. While inflation currently is low, the Fed felt rate increases were needed to preempt potential future inflation.

In response to the Fed's tightening of monetary policy, short-term interest rates rose notably. As measured by the two year U.S. Treasury note, yields increased from 3.07% to 3.64%. Surprisingly, long-term interest rates fell during the reporting period. Ten-year Treasury note yields declined from 4.22% to 3.92%. Several factors contributed to lower long-term interest rates: strong global demand for U.S. bonds, low and stable inflation, confidence in the Fed's inflation fighting ability, and the perception of potentially slower U.S. and foreign economic growth.

Bond market returns were solid for the reporting period, driven by the decline in long-term interest rates. U.S. government bonds provided the best returns, reflecting their high degree of interest rate sensitivity. Investment grade corporate bonds trailed the government sector by a small margin as spreads widened in response to increased event risk for corporate issuers (such as mergers and acquisitions, and leveraged buy-outs). The mortgage-backed sector had moderate returns as the benefit of lower interest rates was partially offset by heightened prepayment risk and the flatter yield curve. The high-yield corporate bond sector was the weakest sector as earnings problems at General Motors and heightened event risk triggered a repricing of the market.

FIRST INVESTORS SPECIAL BOND FUND, INC.


Thank you for placing your trust in First Investors. As always, we appreciate the opportunity to serve your investment needs.

Sincerely,

/s/ Clark D. Wagner

Clark D. Wagner
Director of Fixed Income
First Investors Management Company, Inc.

July 29, 2005

The Fund is only available through the purchase of variable annuity contracts issued by First Investors Life Insurance Company. The report does not reflect the additional expenses and charges that are applicable to variable annuity contracts.

This Bond Market Overview is not part of the Fund's financial report and is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. The Bond Market Overview reflects conditions through the end of the period as stated on the cover. Market conditions are subject to change. This Bond Market Overview may not be relied on as investment advice or an indication of current or future trading intent on behalf of the Fund.

There are a variety of risks associated with investing in mutual funds. For stock funds, the risks include market risk (the risk that the entire stock market will decline because of an event such as a deterioration in the economy or a rise in interest rates), as well as special risks associated with investing in certain types of stock funds, such as small-cap, global and international funds. For bond funds, the risks include interest rate risk and credit risk. Interest rate risk is the risk that bonds will decrease in value as interest rates rise. As a general matter, longer-term bonds fluctuate more than shorter-term bonds in reaction to changes in interest rates. Credit risk is the risk that bonds will decline in value as the result of a decline in the credit rating of the bonds or the economy as a whole, or that the issuer will be unable to pay interest and/or principal when due. You should consult your prospectus for a precise explanation of the risks associated with your Fund.

Understanding Your Fund's Expenses
FIRST INVESTORS SPECIAL BOND FUND, INC.

As a mutual fund shareholder, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory fees and other expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 in the Fund at the beginning of the period, January 1, 2005, and held for the entire six-month period ended June 30, 2005. The calculations assume that no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

Actual Expense Example:

These amounts helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid during the period.

To estimate the expenses you paid on your account during this period simply divide your ending account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number given for the Fund under the heading "Expenses Paid During Period".

Hypothetical Expense Example:

These amounts provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare your ongoing costs only and do not reflect any transaction costs. Therefore, the hypothetical expense example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Board Considerations of Advisory Contracts and Fees
FIRST INVESTORS SPECIAL BOND FUND, INC.

At a meeting held on May 19, 2005 ("May Meeting"), the Board of Directors ("Board") of First Investors Special Bond Fund, Inc. ("Fund"), including a majority of the non-interested or independent Directors, approved the renewal of the investment advisory agreement ("Advisory Agreement") between First Investors Management Company, Inc. ("FIMCO") and the Fund. In reaching its decision, the Board reviewed and considered information furnished and discussed throughout the year at regularly scheduled Board meetings as well as information provided specifically in relation to the renewal of the Advisory Agreement for the May Meeting.

Information furnished at Board meetings throughout the year included FIMCO's analysis of the Fund's investment performance, presentations given by FIMCO's Director of Fixed Income and various reports on compliance and other services provided by FIMCO. In response to specific requests from the independent Directors in connection with the May Meeting, FIMCO furnished, and the Board reviewed, information concerning a variety of aspects of its operations, including: (1) the nature, extent and quality of services provided by FIMCO to the Fund, including investment advisory and administrative services; (2) the investment performance of the Fund, including comparisons to a group of mutual funds based on the category assigned to the Fund, and data published, by Lipper, Inc. ("Peer Group");
(3) the management fees paid by the Fund and total expense ratio of the Fund compared to the management fees and total expense ratios of the Fund's Peer Group; (4) the costs of providing services to the Fund and the profits realized by FIMCO from the relationship with the Fund; and (5) any "fall out" or ancillary benefits enjoyed by FIMCO as a result of the relationship with the Fund. In addition to evaluating, among other things, the written information provided by FIMCO, the Board also evaluated the answers to questions posed by the Board to representatives of FIMCO at the May Meeting.

In considering the information and materials described above, the independent Directors received assistance from and met separately with independent counsel. Although the Advisory Agreement for the Fund was considered at the same Board meeting held for all of the other funds in the First Investors fund complex, the Directors addressed the Fund separately during the May Meeting. In view of the broad scope and variety of factors and information, the Directors did not find it practicable to, and did not, assign relative weights to the specific factors considered in reaching their conclusions and determinations to approve the continuance of the Advisory Agreement. Rather, the approval determinations were made on the basis of each Director's business judgment after consideration of all of the factors taken in their entirety. Although not meant to be all-inclusive, the following discusses some of the factors relevant to the Board's decisions to approve the continuance of the Advisory Agreement.

Nature, Extent and Quality of Services

In examining the nature, extent and quality of the services provided by FIMCO, the Board recognized that FIMCO is dedicated to providing investment management services exclusively to the Fund and the other funds in the First Investors fund complex and that, unlike many other mutual fund managers, FIMCO does not provide management services to hedge funds, pension funds or separately managed accounts. As a result, the Directors considered that FIMCO's personnel devote substantially all of their time to serving the funds in the First Investors fund complex, and emphasized that FIMCO's senior management sets a tone for the organization that is aimed at the protection of Fund shareholders and that this focus permeates the entire organization. The Board noted that FIMCO has undertaken extensive responsibilities as manager of the Fund, including: (i) the provision of investment advice to the Fund; (ii) implementing policies and procedures designed to ensure compliance with the Fund's investment objectives and policies; (iii) the review of brokerage arrangements; (iv) oversight of general portfolio compliance with applicable laws; (v) the provision of certain administrative services to the Fund, including fund accounting; and
(vi) the implementation of Board directives as they relate to the Fund. The Board also acknowledged that FIMCO has devoted substantial time and resources to ensure that the Fund and FIMCO are in compliance with a wide array of new regulatory initiatives that have been aimed at mutual funds and their service providers. With regard to compliance, the Board noted that FIMCO's and the Fund's overall compliance records were good.

Based on the totality of the information considered, the Directors concluded that the Fund was likely to benefit from the nature, extent and quality of FIMCO's services and that FIMCO has the ability to continue to provide these services based on its experience, operations and resources.

Investment Performance

The Board placed significant emphasis on the investment performance of the Fund. While consideration was given to performance reports and discussions held at prior Board meetings, particular attention was given to the performance reports prepared by FIMCO specifically for the May Meeting. In particular, the Directors reviewed the performance of the Fund for each of the past five calendar years and gave more weight to the Fund's performance over the most recent calendar year ("1-year period") and average performance over the most recent three calendar year period ("3-year period"). In this regard, the Board considered the performance of the Fund on a percentile and quintile basis as compared to its Peer Group. In reviewing this data, the Board particularly focused on whether the Fund's performance was in the top three quintiles versus the Fund's Peer Group for the 3-year period. The performance report

FIRST INVESTORS SPECIAL BOND FUND, INC.


indicated, and the Board noted, that the Fund was in the second highest quintile of its Peer Group for both the 1-year period and 3-year period.

Fund Expenses, Costs of Services, Economies of Scale and Related Benefits

Management Fees and Expenses. The Board gave substantial consideration to the fees payable under the Advisory Agreement for the Fund. The Board reviewed reports prepared by FIMCO comparing the Fund's effective management fee rate, operating expense ratios, and total expense ratios to its Peer Group. The Board noted that the level of management fee rate for the Fund for the 2004 fiscal year was higher than its Peer Group median. With regard to the overall expense ratio, the Board noted that the Fund's total expense ratio for the most recent calendar year was lower than the median of its Peer Group.

Profitability. The Board reviewed the materials it received from FIMCO regarding its revenues and costs in providing investment management and certain administrative services to the Fund. In particular, the Board considered the detailed analysis of FIMCO's profitability with respect to the Fund, calculated for the year ended December 31, 2004, as well as profitability information relating to the past five calendar years. The Board also considered FIMCO's expectation that its fixed costs will increase in the future due to, among other things, new regulatory requirements. In reviewing the profitability information, the Directors also considered the "fall-out" or ancillary benefits that may accrue to FIMCO as a result of its relationship with the Fund, which are discussed below. The Directors recognized that, as a business matter, FIMCO was entitled to earn reasonable profits for its services to the Fund.

Economies of Scale. With respect to whether economies of scale are realized by FIMCO as the Fund's assets increase and the extent to which any economies of scale are reflected in the level of management fees charged, the Board considered that, although the Advisory Agreement for the Fund currently includes "breakpoints" (i.e., reductions in the management fee rate as assets increase) to account for management economies of scale, shares of the Fund are no longer sold to new investors.

"Fall Out" or Ancillary Benefits. The Board considered the "fall-out" or ancillary benefits that may accrue to FIMCO as a result of its relationship with the Fund. In that regard, the Board noted that FIMCO may direct Fund transactions to certain brokers to obtain research and other services, which may be used in servicing all funds in the First Investors fund complex. However, the Board noted that FIMCO must select brokers based on the Fund's requirements for seeking best execution. After review of this information, the Board concluded that the benefits that may accrue to FIMCO by virtue of its relationship to the Fund are fair and reasonable.

After evaluation of the comparative performance, fee and expense information and the profitability, ancillary benefits and other considerations as described above, and in light of the nature, extent and quality of services, including any non-management services, to be provided by FIMCO, the Board concluded that the level of fees paid to FIMCO with respect to the Fund is reasonable.

* * *

In summary, based on the various considerations discussed above, the Board determined that approval of the Advisory Agreement was in the best interests of the Fund. As a result, the Board, including a majority of the independent Directors, approved the Advisory Agreement.

Fund Expenses
FIRST INVESTORS SPECIAL BOND FUND, INC.


The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.

-------------------------------------------------------------------------------------
                                       Beginning        Ending
                                         Account       Account        Expenses Paid
                                           Value         Value        During Period
Expense Examples                         (1/1/05)     (6/30/05)     (1/1/05-6/30/05)*
-------------------------------------------------------------------------------------
Actual                                 $1,000.00     $  986.46            $4.73
Hypothetical
(5% annual return before expenses)     $1,000.00     $1,020.03            $4.81
-------------------------------------------------------------------------------------
* Expenses are equal to the annualized expense ratio of .96%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).


Portfolio Composition
TOP SECTORS


[BAR CHART DATA]

Consumer Staples                  19.6%
Consumer Discretionary            16.9%
Materials                         14.8%
Energy                            14.4%
Industrials                       10.7%
Health Care                        9.4%
U.S. Government Obligations        5.3%
Telecommunication Services         2.8%
Financials                         1.7%

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2005, and are based on total value of investments.


Portfolio of Investments
FIRST INVESTORS SPECIAL BOND FUND, INC.
June 30, 2005
----------------------------------------------------------------------------------------------------------
                                                                                                    Amount
                                                                                                  Invested
                                                                                                  For Each
 Principal                                                                                      $10,000 of
    Amount   Security                                                                    Value  Net Assets
----------------------------------------------------------------------------------------------------------
             CORPORATE BONDS--82.7%
             Aerospace/Defense--2.1%
    $  150M  Alliant Techsystems, Inc., 8.5%, 2011                                 $   160,875   $      81
       150M  DRS Technologies, Inc., 6.875%, 2013                                      156,000          78
       100M  DynCorp International, 9.5%, 2013 +                                        93,500          47
----------------------------------------------------------------------------------------------------------
                                                                                       410,375         206
----------------------------------------------------------------------------------------------------------
             Automotive--7.3%
       100M  Accuride Corp., 8.5%, 2015                                                 98,250          49
        75M  Asbury Automotive Group, Inc., 9%, 2012                                    77,063          39
       594M  Cambridge Industries Liquidating Trust ++**                                 5,937           3
       250M  Collins & Aikman Products Co., 10.75%, 2011 ++                             57,500          29
       250M  Cooper Standard Automotive, Inc., 8.375%, 2014                            198,750          99
       175M  Dana Corp., 9%, 2011                                                      186,519          93
       150M  Navistar International Corp., 6.25%, 2012 +                               145,500          73
       500M  Special Devices, Inc., 11.375%, 2008                                      445,000         223
       228M  TRW Automotive, Inc., 9.375%, 2013                                        253,650         127
----------------------------------------------------------------------------------------------------------
                                                                                     1,468,169         735
----------------------------------------------------------------------------------------------------------
             Chemicals--12.1%
        15M  BCP Crystal US Holdings, 9.625%, 2014                                      16,875           8
       150M  Equistar Chemicals LP, 10.625%, 2011                                      166,312          83
       250M  Huntsman International LLC, 7.375%, 2015 +                                248,125         124
        67M  Huntsman, LLC, 11.625%, 2010                                               78,809          40
       100M  IMC Global, Inc., 10.875%, 2013                                           117,750          59
       300M  Innophos, Inc., 8.875%, 2014 +                                            307,500         154
             Lyondell Chemical Co.:
       350M    9.625%, 2007                                                            375,375         188
       150M    9.5%, 2008                                                              160,313          80
       200M  Millennium America, Inc., 9.25%, 2008                                     217,500         109
       675M  Resolution Performance Products, LLC, 13.5%, 2010                         729,000         365
----------------------------------------------------------------------------------------------------------
                                                                                     2,417,559       1,210
----------------------------------------------------------------------------------------------------------
             Consumer Non-Durables--1.7%
       100M  Broder Brothers Co., 11.25%, 2010                                         101,500          51
             Levi Strauss & Co.:
       150M    7.73%, 2012 ***                                                         142,500          71
       100M    9.75%, 2015                                                              99,750          50
----------------------------------------------------------------------------------------------------------
                                                                                       343,750         172
----------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
FIRST INVESTORS SPECIAL BOND FUND, INC.
June 30, 2005
----------------------------------------------------------------------------------------------------------
                                                                                                    Amount
                                                                                                  Invested
                                                                                                  For Each
 Principal                                                                                      $10,000 of
    Amount   Security                                                                    Value  Net Assets
----------------------------------------------------------------------------------------------------------
             Energy--14.0%
   $   250M  Belden & Blake Corp., 8.75%, 2012                                     $   246,250    $    123
       300M  Bluewater Finance, Ltd., 10.25%, 2012                                     322,500         161
             Chesapeake Energy Corp.:
       500M    6.375%, 2015 +                                                          515,000         258
       150M    6.625%, 2016 +                                                          155,625          78
       100M  Compagnie Generale de Geophysique, 7.5%, 2015 +                           104,750          53
       125M  Dresser, Inc., 9.375%, 2011                                               132,187          66
       250M  El Paso Production Holding Co., 7.75%, 2013                               268,125         134
       644M  Giant Industries, Inc., 11%, 2012                                         732,550         367
       300M  Tesoro Petroleum Corp., 9.625%, 2008                                      320,250         160
----------------------------------------------------------------------------------------------------------
                                                                                     2,797,237       1,400
----------------------------------------------------------------------------------------------------------
             Financial Services--1.5%
       300M  Dow Jones CDX High Yield, Trust 1, Series 4,
               8.25%, 2010 +                                                           301,500         151
----------------------------------------------------------------------------------------------------------
             Food/Beverage/Tobacco--1.9%
       150M  Land O'Lakes, Inc., 8.75%, 2011                                           151,875          76
       100M  Merisant Co., 9.75%, 2013 +                                                71,500          36
       150M  Pilgrim's Pride Corp., 9.625%, 2011                                       164,625          82
----------------------------------------------------------------------------------------------------------
                                                                                       388,000         194
----------------------------------------------------------------------------------------------------------
             Food/Drug--.8%
             Great Atlantic & Pacific Tea Co., Inc.:
        90M    7.75%, 2007                                                              92,475          46
        60M    9.125%, 2011                                                             63,450          32
----------------------------------------------------------------------------------------------------------
                                                                                       155,925          78
----------------------------------------------------------------------------------------------------------
             Forest Products/Containers--1.9%
       200M  Stone Container Corp., 9.75%, 2011                                        212,500         107
             Tekni-Plex, Inc.:
        90M     12.75%, 2010                                                            62,100          31
       130M     8.75%, 2013 +                                                          116,025          58
----------------------------------------------------------------------------------------------------------
                                                                                       390,625         196
----------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------
                                                                                                    Amount
                                                                                                  Invested
                                                                                                  For Each
 Principal                                                                                      $10,000 of
    Amount   Security                                                                    Value  Net Assets
----------------------------------------------------------------------------------------------------------
             Gaming/Leisure--4.1%
   $   250M  Circus & Eldorado/Silver Legacy, 10.125%, 2012                        $   262,812     $   131
       240M  MGM Mirage, Inc., 6.625%, 2015 +                                          243,900         122
       300M  Park Place Entertainment Corp., 9.375%, 2007                              323,250         162
----------------------------------------------------------------------------------------------------------
                                                                                       829,962         415
----------------------------------------------------------------------------------------------------------
             Health Care--9.2%
       250M  DaVita, Inc., 7.25%, 2015 +                                               258,125         129
        60M  Fisher Scientific International, Inc., 6.125%, 2015                        60,375          30
             HCA, Inc.:
       165M    5.25%, 2008                                                             165,211          83
       200M    6.75%, 2013                                                             211,447         106
       150M  Insight Health Services Corp., 9.875%, 2011                               117,750          59
       150M  MedQuest, Inc., 11.875%, 2012                                             142,500          71
        75M  Quintiles Transnational Corp., 10%, 2013                                   82,500          41
       250M  Sybron Dental Specialties, Inc., 8.125%, 2012                             268,750         135
       550M  Tenet Healthcare Corp., 6.375%, 2011                                      526,625         264
----------------------------------------------------------------------------------------------------------
                                                                                     1,833,283         918
----------------------------------------------------------------------------------------------------------
             Housing--.7%
        60M  Building FirstSource, Inc., 7.51%, 2012 +***                               60,000          30
       100M  Integrated Electrical Services, Inc., Series "C",
               9.375%, 2009                                                             75,250          38
----------------------------------------------------------------------------------------------------------
                                                                                       135,250          68
----------------------------------------------------------------------------------------------------------
             Information Technology--.0%
       150M  Exodus Communications, Inc., 10.75%, 2009 ++**                                 94          --
----------------------------------------------------------------------------------------------------------
             Investment/Finance Companies--.2%
        76M  Finova Group, Inc., 7.5%, 2009                                             34,312          17
----------------------------------------------------------------------------------------------------------
             Manufacturing--3.8%
       600M  Columbus McKinnon Corp., 8.5%, 2008                                       591,000         296
       200M  Wolverine Tube, Inc., 7.375%, 2008 +                                      175,000          87
----------------------------------------------------------------------------------------------------------
                                                                                       766,000         383
----------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
FIRST INVESTORS SPECIAL BOND FUND, INC.
June 30, 2005
----------------------------------------------------------------------------------------------------------
                                                                                                    Amount
                                                                                                  Invested
                                                                                                  For Each
 Principal                                                                                      $10,000 of
    Amount   Security                                                                    Value  Net Assets
----------------------------------------------------------------------------------------------------------
             Media-Broadcasting--1.9%
   $   150M  Sinclair Broadcasting Group, Inc., 8.75%, 2011                         $  158,250    $     79
             Young Broadcasting Inc.:
       136M    10%, 2011                                                               129,880          65
       100M    8.75%, 2014                                                              89,000          45
----------------------------------------------------------------------------------------------------------
                                                                                       377,130         189
----------------------------------------------------------------------------------------------------------
             Media-Cable TV--9.3%
       355M  Adelphia Communications Corp., 10.25%, 2011 ++                            320,388         160
       135M  Atlantic Broadband Finance, LLC, 9.375%, 2014 +                           127,575          64
       375M  Cablevision Systems Corp., 8%, 2012                                       369,375         185
       500M  Charter Communications Holdings, LLC, 10%, 2009                           388,750         195
       125M  CSC Holdings, Inc., 8.125%, 2009                                          127,188          64
       310M  Echostar DBS Corp., 6.375%, 2011                                          308,838         154
       200M  Quebecor Media, Inc., 11.125%, 2011                                       223,250         112
----------------------------------------------------------------------------------------------------------
                                                                                     1,865,364         934
----------------------------------------------------------------------------------------------------------
             Media-Diversified--3.6%
       300M  Cenveo, Inc., 7.875%, 2013                                                286,500         143
             Six Flags, Inc.:
       150M    8.875%, 2010                                                            147,000          74
        50M    9.625%, 2014                                                             47,000          24
       200M  Universal City Development Partners, Ltd.,
               11.75%, 2010                                                            230,500         115
----------------------------------------------------------------------------------------------------------
                                                                                       711,000         356
----------------------------------------------------------------------------------------------------------
             Metals/Mining--.3%
        60M  Russell Metals, Inc., 6.375%, 2014                                         56,400          28
----------------------------------------------------------------------------------------------------------
             Retail-General Merchandise--2.6%
       250M  General Nutrition Centers, Inc., 8.5%, 2010                               201,250         101
       300M  Michaels Stores, Inc., 9.25%, 2009                                        313,875         157
----------------------------------------------------------------------------------------------------------
                                                                                       515,125         258
----------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------
                                                                                                    Amount
                                                                                                  Invested
 Principal                                                                                        For Each
    Amount                                                                                      $10,000 of
 or Shares   Security                                                                    Value  Net Assets
----------------------------------------------------------------------------------------------------------
             Services--2.6%
             Allied Waste NA, Inc.:
   $   150M    5.75%, 2011                                                        $    141,000      $   70
       300M    7.375%, 2014                                                            279,000         140
       100M  Hydrochem Industrial Services, Inc., 9.25%, 2013 +                         93,000          47
----------------------------------------------------------------------------------------------------------
                                                                                       513,000         257
----------------------------------------------------------------------------------------------------------
             Telecommunication--.0%
       600M  ICG Services, Inc., 10%, 2008 ++**                                            375          --
       400M  XO Communications, Inc., 9%, 2008 ++**                                        250          --
----------------------------------------------------------------------------------------------------------
                                                                                           625          --
----------------------------------------------------------------------------------------------------------
             Transportation--.3%
        50M  American Commercial Lines, LLC, 9.5%, 2015 +                               53,000          27
----------------------------------------------------------------------------------------------------------
             Utilities--.0%
       125M  AES Drax Energy, Ltd., 11.5%, 2010 ++                                         281          --
----------------------------------------------------------------------------------------------------------
             Wireless Communications--.8%
       230M  Triton Communications, LLC, 9.375%, 2011                                  166,175          83
----------------------------------------------------------------------------------------------------------
Total Value of Corporate Bonds (cost $17,724,245)                                   16,530,141       8,275
----------------------------------------------------------------------------------------------------------
             U.S. GOVERNMENT OBLIGATIONS--5.2%
     1,000M  U.S. Treasury Notes, 7%, 2006 (cost $1,013,338)                         1,034,961         518
----------------------------------------------------------------------------------------------------------
             COMMON STOCKS--3.4%
             Food/Drug--.4%
     5,500   Ingles Markets, Inc.                                                       75,735          38
----------------------------------------------------------------------------------------------------------
             Media-Diversified--1.1%
     1,500  *MediaNews Group, Inc.--Class "A" **                                       225,000         112
----------------------------------------------------------------------------------------------------------
             Telecommunications--1.9%
    15,988  *RCN Corporation                                                           369,163         185
       500  *RCN Corporation **                                                              5          --
       230  *Viatel Holding (Bermuda), Ltd. **                                              28          --
     1,571  *World Access, Inc.                                                              2          --
----------------------------------------------------------------------------------------------------------
                                                                                       369,198         185
----------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $619,711)                                           669,933         335
----------------------------------------------------------------------------------------------------------






Portfolio of Investments (continued)
FIRST INVESTORS SPECIAL BOND FUND, INC.
June 30, 2005
----------------------------------------------------------------------------------------------------------
                                                                                                    Amount
    Shares,                                                                                       Invested
Warrants or                                                                                       For Each
 Principal                                                                                      $10,000 of
    Amount   Security                                                                    Value  Net Assets
----------------------------------------------------------------------------------------------------------
             PREFERRED STOCKS--1.6%
             Manufacturing
       363  *Day International Group, Inc., 12.25%, 2010,
               PIK (cost $292,926)                                                 $   327,653     $   164
----------------------------------------------------------------------------------------------------------
             WARRANTS--.0%
             Telecommunications
       250  *GT Group Telecom, Inc. (expiring 2/1/10)
               (cost $22,587) +**                                                           --         --
----------------------------------------------------------------------------------------------------------
             SHORT-TERM U.S. GOVERNMENT AGENCY
             OBLIGATIONS--4.3%
             Federal Home Loan Bank:
   $   500M    2.99%, 7/6/05                                                           499,792         250
       350M    3.09%, 7/13/05                                                          349,639         175
----------------------------------------------------------------------------------------------------------
Total Value of Short-Term U.S. Government Agency Obligations
  (cost $849,431)                                                                      849,431         425
----------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $20,522,238)                         97.2%         19,412,119       9,717
Other Assets, Less Liabilities                                         2.8             565,902         283
----------------------------------------------------------------------------------------------------------
Net Assets                                                           100.0%        $19,978,021     $10,000
==========================================================================================================

  + Security exempt from registration under rule 144A of the Securities
    Act of 1933 (See Note 5)

 ++ In default as to principal and/or interest payment

  * Non-income producing

 ** Security valued at fair value (see Note 1A)

*** Interest Rates on Adjustable Rate Bonds are determined and reset quarterly by the indentures. The interest rates shown are the rates in effect on June 30, 2005.

See notes to financial statements



Statement of Assets and Liabilities
FIRST INVESTORS SPECIAL BOND FUND, INC.
June 30, 2005

----------------------------------------------------------------------------------------
Assets
Investments in securities, at value
(identified cost $20,522,238) (Note 1A)                                      $19,412,119
Cash                                                                             332,308
Interest receivable                                                              370,895
Dividends receivable                                                                 908
Other assets                                                                       6,630
                                                                             -----------
Total Assets                                                                  20,122,860
                                                                             -----------
Liabilities
Payables:
Investment securities purchased                                                   60,000
Shares redeemed                                                                   57,167
Accrued advisory fee                                                              12,186
Accrued expenses                                                                  15,486
                                                                             -----------
Total Liabilities                                                                144,839
                                                                             -----------
Net Assets                                                                   $19,978,021
                                                                             ===========
Net Assets Consist of:
Capital paid in                                                              $28,085,834
Accumulated deficit in net investment income                                     (67,155)
Accumulated net realized loss on investment transactions                      (6,930,539)
Net unrealized depreciation in value of investments                           (1,110,119)
                                                                             -----------
Total                                                                        $19,978,021
                                                                             ===========
Net Asset Value, Offering Price and Redemption Price Per Share
($19,978,021 divided by 2,217,778 shares outstanding),
25,000,000 shares authorized, $1.00 par value (Note 2)                             $9.01
                                                                                   =====

See notes to financial statements



Statement of Operations
FIRST INVESTORS SPECIAL BOND FUND, INC.
Six Months Ended June 30, 2005

-----------------------------------------------------------------------------------------------------
Investment Income
Income:
Interest                                                                  $   874,634
Dividend                                                                        1,816
                                                                          -----------
Total income                                                                              $   876,450
Expenses (Notes 1 and 4):
Advisory fee                                                                   76,768
Professional fees                                                              12,557
Custodian fees                                                                  2,035
Reports to shareholders                                                         1,895
Directors' fees                                                                   383
Registration fees                                                                 322
Other expenses                                                                  4,660
                                                                          -----------
Total expenses                                                                 98,620
Less - Expenses paid indirectly                                                (1,835)
                                                                          -----------
Net expenses                                                                                   96,785
                                                                                          -----------
Net investment income                                                                         779,665
Realized and Unrealized Gain (Loss)
on Investments (Note 3):
Net realized loss on investments                                               (8,600)
Net unrealized depreciation                                                (1,070,804)
                                                                          -----------
Net loss on investments                                                                    (1,079,404)
                                                                                          -----------
Net Decrease in Net Assets Resulting
from Operations                                                                           $  (299,739)
                                                                                          ===========

See notes to financial statements



Statement of Changes in Net Assets
FIRST INVESTORS SPECIAL BOND FUND, INC.

-----------------------------------------------------------------------------------------------------
                                                                Six Months Ended           Year Ended
                                                                   June 30, 2005    December 31, 2004
-----------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets
from Operations
Net investment income                                                $   779,665          $ 1,666,646
Net realized loss on investments                                          (8,600)            (177,959)
Net unrealized appreciation (depreciation)
of investments                                                        (1,070,804)             640,583
                                                                     -----------          -----------
Net increase (decrease) in net assets
resulting from operations                                               (299,739)           2,129,270
                                                                     -----------          -----------
Dividends to Shareholders
Net investment income                                                   (808,016)          (1,654,866)
                                                                     -----------          -----------
Capital Share Transactions *
Proceeds from shares sold                                                485,585               36,063
Reinvestment of dividends                                                808,016            1,654,866
Cost of shares redeemed                                               (1,692,302)          (2,868,518)
                                                                     -----------          -----------
Net decrease in net assets resulting
from share transactions                                                 (398,701)          (1,177,589)
                                                                     -----------          -----------
Net decrease in net assets                                            (1,506,456)            (703,185)

Net Assets
Beginning of period                                                   21,484,477           22,187,662
                                                                     -----------          -----------
End of the period (including accumulated
deficit in net investment income of
$67,155 and $38,804, respectively)                                   $19,978,021          $21,484,477
                                                                     ===========          ===========
*Capital Shares Issued and Redeemed
Sold                                                                      51,863                3,877
Issued for dividends reinvested                                           89,136              177,306
Redeemed                                                                (184,982)            (307,493)
                                                                     -----------          -----------
Net decrease in capital shares                                           (43,983)            (126,310)
                                                                     ===========          ===========

See notes to financial statements


Notes to Financial Statements
FIRST INVESTORS SPECIAL BOND FUND, INC.
June 30, 2005

1. Significant Accounting Policies--The Fund is registered under the Investment Company Act of 1940 (the "1940 Act") as a diversified, open end management investment company. The investment objective of the Fund is to seek high current income without undue risk to principal and secondarily to seek growth of capital.

A. Security Valuation--Except as provided below, a security listed or traded on an exchange or the Nasdaq Stock Market is valued at its last sale price on the exchange or market where the security is principally traded, and lacking any sales, the security is valued at the mean between the closing bid and asked prices. Securities traded in the over-the-counter market (including securities listed on exchanges whose primary market is believed to be over the counter) are valued at the mean between the last bid and asked prices based upon quotes furnished by a market maker for such securities. Securities may also be priced by a pricing service approved by the Fund's Board of Directors (the "Board"). The pricing service considers security type, rating, market condition and yield data as well as market quotations, prices provided by market makers and other available information in determining value. Short term debt securities that mature in 60 days or less are valued at amortized cost. If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Fund's Board. At June 30, 2005, the Fund held eight securities that were fair valued by its Valuation Committee with an aggregate value of $231,689 representing 1.2% of the Fund's net assets.

B. Federal Income Taxes--No provision has been made for federal income taxes on net income or capital gains, since it is the policy of the Fund to continue to comply with the special provisions of the Internal Revenue Code applicable to investment companies and to make sufficient distributions of income and capital gains (in excess of any available capital loss carryovers) to relieve it from all, or substantially all, federal income taxes. As of December 31, 2004, the Fund had capital loss carryovers of $6,921,939 of which, $636,995 expires in 2007, $365,853 expires in 2008,
$1,284,606 expires in 2009, $2,764,915 expires in 2010, $1,656,953 expires in 2011 and $212,617 expires in 2012.

C. Distributions to Shareholders--Dividends from net investment income are declared daily and paid quarterly and distributions from net realized capital gains, if any, are normally declared and paid annually. Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for capital loss carryforwards and post-October capital losses.

D. Use of Estimates--The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

E. Other--Security transactions are accounted for on the date the securities are purchased or sold. Cost is determined, and gains and losses are based, on the identified cost basis for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date. Interest income and estimated expenses are accrued daily. Bond discounts and premiums are accreted or amortized using the interest method. Interest income on zero-coupon bonds and stepbonds is accured daily at the effective interest rate. For the six months ended June 30, 2005, The Bank of New York, the custodian of the Fund has provided total credits in the amount of $1,755 against custodian charges based on the uninvested cash balances of the Fund. The Fund also reduced expenses through brokerage service arrangements. For the six months ended June 30, 2005, the Fund expenses were reduced by $80 under these arrangements.

2. Capital--Shares of the Fund are sold only through the purchase of First Investors Life Variable Annuity Fund A contracts issued by First Investors Life Insurance Company.

3. Security Transactions--For the six months ended June 30, 2005, purchases and sales of securities, other than short-term U.S. Government obligations and short-term corporate notes, aggregated $2,959,654 and $4,620,373, respectively.

At June 30, 2005, the aggregate cost of securtities for federal income tax purposes was $20,615,609. Accumulated net unrealized depreciation on investments was $1,203,490, consisting of $956,507 gross unrealized appreciation and $2,159,997 gross unrealized depreciation.

4. Advisory Fee and Other Transactions With Affiliates--Certain officers and directors of the Fund are officers and directors of its investment adviser, First Investors Management Company, Inc. ("FIMCO") and its transfer agent, Administrative Data Management Corp. (ADM). Directors of the Fund who are not "interested persons" of the Fund as defined in the 1940 Act are remunerated by the Fund. For the six months ended June 30, 2005, total directors fees accrued by the Fund amounted to $383.

The Investment Advisory Agreement provides as compensation to FIMCO an annual fee, payable monthly, at the rate of .75% on the first $250 million of the Fund's

FIRST INVESTORS SPECIAL BOND FUND, INC.
June 30, 2005


average daily net assets, declining by .03% on each $250 million thereafter, down to .66% on average daily net assets over $750 million.

5. Restricted Securities--Certain restricted securities are exempt from the registration requirements under Rule 144A of the Securities Act of 1933 and may only be sold to qualified institutional investors. At June 30, 2005, the Fund held eighteen 144A securities with an aggregate value of $3,069,625 representing 15.4% of the Fund's net assets. These securities are valued as set forth in Note 1A.

6. High Yield Credit Risk--The Fund's investment in high yield securities, whether rated or unrated, may be considered speculative and subject to greater market fluctuations and risk of loss of income and principal than lower-yielding, higher-rated, fixed-income securities. The risk of loss due to default by the issuer may be significantly greater for the holders of high-yielding securities, because such securities are generally unsecured and are often subordinated to other creditors of the issuer.


Financial Highlights
FIRST INVESTORS SPECIAL BOND FUND, INC.

The following table sets forth the operating performance data for a share of capital stock outstanding, total return, ratios to average net assets and other supplemental data for each period indicated.

-------------------------------------------------------------------------------------------------------------------------------
                                                                              Year Ended December 31
                                      1/1/05 to    ----------------------------------------------------------------------------
                                        6/30/05            2004            2003            2002            2001*           2000
                                   ------------    ------------    ------------    ------------    ------------    ------------
Per Share Data
--------------
Net Asset Value,
Beginning of Period                      $ 9.50          $ 9.29          $ 7.90          $ 8.53          $ 9.47          $11.37
                                   ------------    ------------    ------------    ------------    ------------    ------------
Investment Operations:
Net investment income                       .35             .73             .76             .80             .90            1.08
Net realized and
unrealized gain (loss)
on investments                             (.48)            .20            1.41            (.62)           (.90)          (1.78)
                                   ------------    ------------    ------------    ------------    ------------    ------------
Total from Investment
Operations                                 (.13)            .93            2.17             .18              --            (.70)
                                   ------------    ------------    ------------    ------------    ------------    ------------
Less Dividends from
Net Investment Income                       .36             .72             .78             .81             .94            1.20
                                   ------------    ------------    ------------    ------------    ------------    ------------
Net Asset Value,
End of Period                             $9.01           $9.50           $9.29           $7.90           $8.53           $9.47
                                   ============    ============    ============    ============    ============    ============
Total Return +                           (1.35%)         10.38%          28.31%           2.20%           (.01%)         (6.57%)
------------

Ratios/Supplemental Data
------------------------
Net Assets, End of Period
(in thousands)                          $19,978         $21,484         $22,188         $19,457         $22,058          $24,135

Ratio to Average Net Assets:
Expenses                                   .96%(a)         .93%            .93%            .93%            .90%             .89%
Net Investment Income                     7.59%(a)        7.79%           8.84%           9.77%           9.80%           10.09%

Portfolio Turnover Rate                     15%             31%             23%             18%             35%              37%

 * Prior to January 1, 2001, the Fund did not amortize premiums on debt securities. The per share data and ratios prior to 2001 have not been restated. The cumulative effect of this accounting change had no impact on the net assets of the Fund.

 + The effect of fees and charges incurred at the separate account level are not reflected in these performance figures.

(a) Annualized


Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors of First Investors Special Bond Fund, Inc.

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of First Investors Special Bond Fund, Inc. as of June 30, 2005, and the related statement of operations, the statement of changes in net assets, and the financial highlights for each of the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2005, by correspondence with the custodian and brokers. Where brokers have not responded to our confirmation request, we have carried out other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of First Investors Special Bond Fund, Inc. as of June 30, 2005, and the results of its operations, changes in its net assets, and financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.

                                                  Tait, Weller & Baker LLP
Philadelphia, Pennsylvania
August 2, 2005

FIRST INVESTORS SPECIAL BOND FUND, INC.

Directors
-----------------------
Robert M. Grohol

Kathryn S. Head

Rex R. Reed

Herbert Rubinstein

James M. Srygley

John T. Sullivan

Robert F. Wentworth


Officers
-----------------------
Kathryn S. Head
President

Joseph I. Benedek
Treasurer

Larry R. Lavoie
Chief Compliance Officer

Mark S. Spencer
Assistant Treasurer

Carol Lerner Brown
Assistant Secretary

FIRST INVESTORS SPECIAL BOND FUND, INC.

Shareholder Information
-----------------------
Investment Adviser
First Investors Management Company, Inc.
95 Wall Street
New York, NY 10005

Custodian
The Bank of New York
48 Wall Street
New York, NY 10286

Transfer Agent
Administrative Data Management Corp.
Raritan Plaza I - 8th Floor
Edison, NJ 08837-3620

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street
Philadelphia, PA 19103

Legal Counsel
Kirkpatrick & Lockhart
Nicholson Graham LLP
1800 Massachusetts Avenue, N.W.
Washington, DC 20036


It is the Fund's practice to mail only one copy of its annual and semi-annual reports to all family members who reside in the same household. Additional copies of the reports will be mailed if requested by any shareholder in writing or by calling 800-423-4026. The Fund will ensure that separate reports are sent to any shareholder who subsequently changes his or her mailing address.

This report is authorized for distribution only to existing shareholders, and, if given to prospective shareholders, must be accompanied or preceded by the Fund's prospectus.

The Statement of Additional Information includes additional information about the Fund's directors and is available, without charge, upon request in writing or by calling 800-423-4026.

A description of the policies and procedures that the Fund uses to vote proxies relating to its portfolio securities is available, without charge, upon request by calling toll free 800-423-4026 or can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission's ("SEC") internet website at http://www.sec.gov. In addition, information regarding how the Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30, is available, without charge, upon request in writing or by calling 800-423-4026 and on the SEC's internet website at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC on Form N-Q for the first and third quarters of each fiscal year. The Fund's Form N-Q is available on the SEC's website at http://www.sec.gov; and may also be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The schedule of portfolio holdings is available, without charge, upon request in writing or by calling 800-423-4026.

Item 2.  Code of Ethics

		 Not applicable

Item 3.  Audit Committee Financial Expert

		 Not applicable

Item 4.  Principal Accountant Fees and Services

		 Not applicable

Item 5.  Audit Committee of Listed Registrants

		 Not applicable

Item 6.  Schedule of Investments

		 Schedule is included as part of the report to stockholders filed under Item 1 of this Form.

Item 7.  Disclosure of Proxy Voting Policies & Procedures for
         Closed-End Management Investment Companies

		 Not applicable

Item 8.  Portfolio Managers of Closed-End Management Investment Companies

		 Not applicable

Item 9.  Purchases of Equity Securities by Closed-End Management
	 Investment Companies and Affiliated Purchasers

 		 Not applicable

Item 10.  Submission of Matters to a Vote of Security Holders

There were no material changes to the procedure by which shareholders may recommend nominees to the Registrant's Board of Directors/Trustees.

Item 11. Controls and Procedures

(a)	The Registrant's Principal Executive Officer and Principal
Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b)	There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12. Exhibits

(a)	Code of Ethics - Previously filed on the Registrant's Form N-CSR on
	September 8, 2004

(b)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act
	of 2002 - Filed herewith

(c)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act
	of 2002 - Filed herewith

SIGNATURES

	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Investors Special Bond Fund, Inc.
(Registrant)

By    /S/ KATHRYN S. HEAD
	  Kathryn S. Head
	  President and Principal Executive Officer

Date:  September 8, 2005


	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

First Investors Special Bond Fund, Inc.
(Registrant)

By    /S/ JOSEPH I. BENEDEK
	  Joseph I. Benedek
	  Treasurer and Principal Financial Officer

Date:  September 8, 2005